Expense Example {- International Index Portfolio} - 02.28 VIP International Index Portfolio_Initial, Service Class, Service 2 PRO-05 - International Index Portfolio	Apr. 30, 2021 USD ($)
Initial Class
Expense Example:
1 year	$ 17
3 years	55
5 years	96
10 years	217
Service Class
Expense Example:
1 year	28
3 years	87
5 years	152
10 years	343
Service Class 2
Expense Example:
1 year	43
3 years	135
5 years	235
10 years	$ 530